Customers and other Accounts Receivable	12 Months Ended
Dec. 31, 2019
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Customers and other Accounts Receivable
NOTE 10.	CUSTOMERS AND OTHER ACCOUNTS RECEIVABLE
As of December 31, 2019 and 2018, accounts receivable and other receivables were as follows:

A.	Customers

	2019		2018
Domestic customers, net	Ps.	46,792,824	Ps.	48,520,478
Export customers, net		42,471,046		39,220,037

Total customers	Ps.	89,263,870	Ps.	87,740,515

Beginning in 2019, customers and other accounts receivable are presented separately in the statement of financial position. Presentation for prior periods has been split to conform to the current period.
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2019 and 2018, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2019		2018
Current	Ps.	44,898,986	Ps.	47,662,317
1 to 30 days		801,299		1,172,961
31 to 60 days		302,817		133,538
61 to 90 days		604,025		375,790
More than 90 days		1,285,883		584,886

Total		47,893,010		49,929,492
Impaired (reserved) (1)		(1,100,186)		(1,409,014)

Total	Ps.	46,792,824	Ps.	48,520,478

	Export customers
	2019		2018
Current	Ps.	36,037,725	Ps.	39,169,790
1 to 30 days		5,895,862		34,839
31 to 60 days		11,120		3,313
61 to 90 days		31,182		26,444
More than 90 days		677,980		307,089

Total		42,653,869		39,541,475
Impaired (reserved)		(182,823)		(321,438)

Total	Ps.	42,471,046	Ps.	39,220,037

As of December 31, 2019 and 2018, PEMEX has exposure to credit risk related to accounts receivable with an average payment term of 46 and 36 days, respectively.
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2019		2018
Balance at the beginning of the year	Ps.	(1,409,014)	Ps.	(951,932)
Adjustment on initial application of IFRS9		—		44,590

Balance at January 1 under IFRS 9		(1,409,014)		(907,342)
Impairment accounts receivable		308,828		(501,672)

Balance at the end of the year	Ps.	(1,100,186)	Ps.	(1,409,014)

	Export customers
	2019		2018
Balance at the beginning of the year	Ps.	(321,438)	Ps.	(272,813)
Adjustment on initial application of IFRS9		—		(69,639)

Balance at January 1 under IFRS 9		(321,438)		(342,452)
Amount used		345,354		—
Translation effects		26,941		—
Impairment accounts receivable		(233,680)		21,014

Balance at the end of the year	Ps.	(182,823)	Ps.	(321,438)

Methodology to determine the estimation of the impairment of the accounts receivable
PEMEX allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to, audited financial statements, management accounts and cash flow projections and available information about customers) and applying experienced credit judgment. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by each Subsidiary Entity and its commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past two years. These rates are multiplied by scale factors to reflect differences between the economic conditions during the period over which historical data has been collected, current conditions and PEMEX’s view of economic conditions over the expected lives of the receivables.
As of December 31, 2019, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 1.72% for Pemex Fertilizers, 1.06% for Pemex Industrial Transformation, 1.53% for Pemex Corporate, 1.20% for Pemex Logistics, 0.07% for PMI CIM and 0.47% for PMI TRD. As of December 31, 2018, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 0.72% for Pemex Fertilizers, 2.70% for Pemex Industrial Transformation, 3.15% for Corporate, 0.69% for Pemex Ethylene, 10.80% for Pemex Logistics, 21.71% for Pemex Drilling and Services, 0.06% for PMI CIM and 4.65% for PMI TRD.
The amount of (impairment) reversal of impairment of accounts receivable recognized in the income statement for 2019 and 2018 was Ps. (447,441) and Ps. 582,855, respectively.

B.	Other accounts receivable

	2019		2018
Financial assets:
Sundry debtors	Ps.	27,748,849	Ps.	26,323,568
Employees and officers		3,667,242		6,333,216

Total financial assets		31,416,091		32,656,784
Non-financial assets:
Special Tax on Production and Services		31,587,018		32,601,541
Taxes to be recovered and prepaid taxes		26,162,225		12,870,094
Advances to suppliers		565,817		597,000
Other accounts receivable		1,510,661		673,845

Total non-financial assets:		59,825,721		46,742,480

Total other account receivable	Ps.	91,241,811	Ps.	79,399,263